Share-based awards	12 Months Ended
Mar. 31, 2017
Share-based awards
Share-based awards

8.     Share-based awards

Share-based awards such as incentive and non-statutory options, restricted shares, RSUs, dividend equivalent rights, share appreciation rights and share payments may be granted to any directors, employees and consultants of the Company or affiliated companies under the employee share option plans adopted in 1999, 2004, 2005, the share incentive plan adopted in 2007 and the equity incentive plan adopted in 2011, which govern the terms of the awards. In September 2014, the Company adopted a post-IPO equity incentive plan (the "2014 Plan"). Share-based awards are only available for issuance under our 2014 Plan. If an award under the previous plan terminates, expires or lapses, or is cancelled for any reason, ordinary shares subject to the award become available for the grant of a new award under the 2014 Plan. On April 1, 2015 and each anniversary thereof, an additional amount equal to the lesser of (A) 25,000,000 ordinary shares, and (B) such lesser number of ordinary shares determined by the board of directors will become available for the grant of a new award under the 2014 Plan. The 2014 Plan has a ten-year term. All share-based awards granted under the 2014 Plan are subject to dilution protection should the capital structure of the Company be affected by a share split, reverse share split, share dividend or other dilutive action. The 2014 Plan has substantially similar terms as the plan adopted in 2011 except that (i) the 2014 Plan is administered by the compensation committee of the board (or a subcommittee thereof), or such other committee of the board to which the board has delegated power to act, or the board in the absence of any such committee, and (ii) certain terms are adjusted for the purposes of compliance with the Sarbanes-Oxley Act of 2002, U.S. Securities Act of 1933 and the regulations thereunder, as amended from time to time and U.S. Securities Exchange Act of 1934 and the regulations thereunder, as amended from time to time, among others. As of March 31, 2017, the number of shares authorized but unissued was 29,079,770 ordinary shares.

Share options and RSUs granted are generally subject to a four-year vesting schedule as determined by the administrator of the plans. Under the four-year vesting schedule, depending on the nature and the purpose of the grant, share options and RSUs in general vest 25% or 50% upon the first or second anniversary of the vesting commencement date, respectively, as provided in the grant agreement, and 25% every year thereafter. No outstanding share options or RSUs will be exercisable or subject to vesting after the expiry of a maximum of six years from the date of grant. Starting from the year ended March 31, 2015, certain share options and RSUs granted to senior management members of the Company were subject to a six-year pro rata vesting schedule. No outstanding share options or RSUs will be exercisable or subject to vesting after the expiry of a maximum of eight years from the date of grant.

Early exercise of share options is allowable under all the aforementioned plans; however, any unvested shares are subject to repurchase by the Company at the lower of the original exercise price or the fair market value upon termination of service contracts with the grantees.

(a)   Share options relating to ordinary shares of the Company

A summary of changes in the share options relating to ordinary shares granted by the Company during the year ended March 31, 2017 is as follows:

	Number of share options	Weighted average exercise price	Weighted average remaining contractual life
		US$	(in years)
Outstanding at April 1, 2016	17,707,328	54.37	5.6
Granted	275,000	78.71
Exercised	(5,262,533)	41.04
Cancelled/forfeited/expired	(1,006,792)	42.68

Outstanding at March 31, 2017 (i)	11,713,003	61.94	5.0

Vested and exercisable at March 31, 2017	2,144,259	59.15	4.9
Vested and expected to vest at March 31, 2017 (ii)	11,347,974	61.42	5.0

(i)	Outstanding options as of March 31, 2017 include 1,141,875 unvested options early exercised.
(ii)	Share options expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding share options, including early exercised options.

As of March 31, 2016 and 2017, 384,116 and 347,513 outstanding share options were held by non-employees, respectively. These share options are subject to re-measurement through each vesting date to determine the appropriate amount of the expense.

As of March 31, 2017, the aggregate intrinsic value of all outstanding options was RMB3,704 million. As of the same date, the aggregate intrinsic value of options that were vested and exercisable and options that were vested and expected to vest is RMB719 million and RMB3,629 million, respectively.

During the years ended March 31, 2015, 2016 and 2017, the weighted average grant date fair value of share options granted was US$23.07, US$28.65 and US$22.89, respectively, and the total grant date fair value of options vested during the same years was RMB134 million, RMB602 million and RMB348 million, respectively. During the same years, the aggregate intrinsic value of share options exercised was RMB488 million, RMB556 million and RMB1,799 million, respectively.

Cash received from option exercises under the share option plans, including repayment of loans and interest receivable on employee loans for the exercise of vested options, for the years ended March 31, 2015, 2016 and 2017 was RMB313 million, RMB693 million and RMB287 million, respectively.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes model and the assumptions below:

	Year ended March 31,
	2015	2016	2017
Risk-free interest rate (i)	1.38% - 1.99%	1.24% - 1.79%	1.23% - 1.30%
Expected dividend yield (ii)	0%	0%	0%
Expected life (years) (iii)	4.25 - 5.75	4.25 - 5.75	4.38
Expected volatility (iv)	35.0% - 40.8%	33.4% - 35.7%	31.7% - 33.2%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be 0% as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of share options is based on the average between the vesting period and the contractual term for each grant.
(iv)	Expected volatility is assumed based on the historical volatility of the Company's comparable companies in the period equal to the expected life of each grant.

As of March 31, 2017, there were RMB566 million of unamortized compensation costs related to these outstanding share options, net of expected forfeitures and after re-measurement applicable to share options granted to non-employees. These amounts are expected to be recognized over a weighted average period of 2.4 years.

During the years ended March 31, 2015, 2016 and 2017, the Company recognized share-based compensation expense of RMB1,152 million, RMB578 million and RMB524 million, respectively, in connection with the above share options, net of cash reimbursement from related companies, including Ant Financial Services (Note 22).

(b)   RSUs relating to ordinary shares of the Company

A summary of changes in the RSUs related to ordinary shares granted by the Company during the year ended March 31, 2017 is as follows:

	Number of RSUs	Weighted-average grant date fair value
		US$
Awarded and unvested at April 1, 2016	71,836,365	59.75
Granted	25,796,789	82.41
Vested	(21,945,063)	54.74
Cancelled/forfeited	(6,092,372)	66.06

Awarded and unvested at March 31, 2017	69,595,719	69.18

Expected to vest at March 31, 2017 (i)	60,534,893	67.98

(i)	RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding RSUs.

As of March 31, 2016 and 2017, 5,880,443 and 4,594,874 outstanding RSUs were granted to non-employees, respectively. These awards are subject to re-measurement through each vesting date to determine the appropriate amount of the expense.

As of March 31, 2017, there were RMB12,847 million of unamortized compensation costs related to these outstanding RSUs, net of expected forfeitures and after re-measurement applicable to these awards granted to non-employees. These amounts are expected to be recognized over a weighted average period of 2.0 years.

During the years ended March 31, 2015, 2016 and 2017, the Company recognized share-based compensation expense of RMB7,767 million, RMB9,915 million and RMB12,322 million, respectively, in connection with the above RSUs, net of cash reimbursement from related companies, including Ant Financial Services (Note 22).

(c)   Partner Capital Investment Plan relating to ordinary shares of the Company

Beginning in 2013, the Company offered selected members of the Alibaba Partnership rights to acquire restricted shares of the Company. For the rights offered before 2016, such rights and the underlying restricted shares were subject to a non-compete provision, and the holders were entitled to purchase restricted shares at a price of US$14.50 per share during a four-year period. Upon the exercise of such rights, the underlying ordinary shares may not be transferred for a period of eight years from the date of subscription of the relevant rights. For the rights offered in 2016, such rights and the underlying restricted shares were subject to certain service provisions that were not related to employment, and holders were entitled to purchase restricted shares at a price of US$23.00 per share over a period of ten years from the vesting commencement date.

The number of ordinary shares underlying these rights is 18,000,000 shares, of which the rights to subscribe for 16,500,000 shares were offered and subscribed up to March 31, 2017. The rights offered before 2016 were accounted for as a noncontrolling interest of the Company as such rights were issued by the subsidiaries and classified as equity at the subsidiary level. The rights offered in 2016 were accounted for as share options issued by the Company.

As of March 31, 2017, there were RMB545 million of unamortized compensation costs related to these rights. These amounts are expected to be recognized over a weighted average period of 4.9 years. Share-based compensation expense of RMB211 million, nil and RMB241 million was recognized in connection with these rights for the years ended March 31, 2015, 2016 and 2017, respectively.

The fair value of each right to acquire restricted shares is estimated on the subscription date using the Black-Scholes model and the assumptions below:

	Year ended March 31,
	2015	2016	2017
Risk-free interest rate (i)	1.50%	—	1.86%
Expected dividend yield (ii)	0%	—	0%
Expected life (years) (iii)	4.00	—	8.25
Expected volatility (iv)	38.1%	—	39.0%
Discount for post-vesting sale restrictions (v)	35.0%	—	—

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share-based awards in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be 0% as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of the rights is based on management's estimate on timing of redemption for ordinary shares by the participants.
(iv)	Expected volatility is assumed based on the historical volatility of the Company's comparable companies in the period equal to expected life of each right.
(v)	Discount for post-vesting sale restrictions applied on the underlying ordinary shares takes into consideration the restriction on sales of eight years.

(d)  Share-based awards relating to Ant Financial Services

Junhan, the general partner of which is controlled by the executive chairman of the Company and a major equity holder of Ant Financial Services, made grants of certain share-based awards similar to share appreciation awards linked to the valuation of Ant Financial Services to a substantial number of employees of the Company. The vesting of such awards is conditional upon the fulfillment of requisite service conditions to the Company, and such awards will be settled in cash by Junhan upon the disposal by the holders. Junhan has the right to repurchase the vested awards from the holders upon an initial public offering of Ant Financial Services or the termination of the employment of the employees with the Company at a price to be determined based on the then fair market value of Ant Financial Services. The Company has no obligation to reimburse Junhan, Ant Financial Services or its subsidiaries for the cost associated with these awards.

For accounting purposes, the cost relating to such share-based awards granted by the shareholder through Junhan is recognized by the Company as a shareholder contribution as the awards will ultimately be settled in cash by Junhan. The awards meet the definition of a financial derivative and are initially measured at their fair value. Given the nature of this transaction, the related expense will be recognized over the requisite service period in the consolidated income statements with a corresponding credit to additional paid-in capital. Subsequent changes in the fair value of the awards are recorded in the consolidated income statements through the date on which the underlying awards are settled by Junhan.

As of March 31, 2017, there were RMB1,039 million of unamortized compensation costs related to these outstanding share-based awards of Ant Financial Services granted by Junhan, net of expected forfeitures and after re-measurement applicable to these awards. These amounts are expected to be recognized over a weighted average period of 1.6 years.

During the years ended March 31, 2015, 2016 and 2017, the Company recognized expenses of RMB3,788 million, RMB5,506 million and RMB2,188 million in respect of the share-based awards relating to Ant Financial Services granted by Junhan, respectively.

(e)   Share-based compensation expense by function

	Year ended March 31,
	2015	2016	2017
	(in millions of RMB)
Cost of revenue	4,176	4,003	3,893
Product development expenses	3,876	5,703	5,712
Sales and marketing expenses	1,235	1,963	1,772
General and administrative expenses	3,741	4,413	4,618

Total	13,028	16,082	15,995